Investment Strategy	Dec. 31, 2025
Class I2 [Member] | Alger Capital Appreciation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, consumer discretionary, and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.
The Portfolio can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is not a readily available market.The Portfolio can invest in foreign securities.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Class I2 [Member] | Alger Large Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell 1000 Growth Index. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2025, the market capitalization of the companies in this index ranged from $1.03 billion to $4.53 trillion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, communication services, consumer discretionary, and industrials sectors. For the purpose of categorizing companies, sectors are a broader category than industries comprise sectors.The Portfolio can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.The Portfolio can invest in foreign securities.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Class I2 [Member] | Alger Mid Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2025, the market capitalization of the companies in these indexes ranged from $1.03 billion to $101.64 billion. Because of the Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization thresholds noted. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, health care, consumer discretionary, financials, and industrials sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio can invest in foreign securities.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Class I2 [Member] | Alger Small Cap Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies in the Russell 2000 Growth Index. The Russell 2000 Growth Index is an index of small capitalization stocks. At December 31, 2025, the market capitalization of the companies in the Russell 2000 Growth Index ranged from $12.47 million to $25.69 billion. Because of the Portfolio’s long-term approach to investing, it could have a significant portion of its assets invested in securities of issuers that have appreciated beyond the market capitalization threshold noted. Equity securities include common or preferred stocks that are listed on U.S. exchanges.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, health care, consumer discretionary, and industrials sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio can invest in foreign securities.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets.
Class I2 [Member] | Alger Growth & Income Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Fred Alger Management, LLC (the “Manager”) believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio invests primarily in equity securities such as common or preferred stocks which the Manager believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, the Manager classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. It is a fundamental policy of the Portfolio to invest at least 65% of its total assets in dividend paying equity securities. The Portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Portfolio focuses on growing companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the S&P 500 Index. The index is designed to track the performance of large-capitalization stocks. At December 31, 2025, the market capitalization of the companies in this index ranged from $5.8 billion to $4.5 trillion.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, communication services, and financials sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 35% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Class I2 [Member] | Alger Balanced Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.The Portfolio focuses on stocks of companies that the Manager believes demonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the Portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. Government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the Portfolio’s fixed-income investments will be concentrated within the four highest rating categories as determined by one of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) (or, if unrated, will have been determined to be of comparable quality by the Manager). Under normal circumstances, the Portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Portfolio may engage in active trading of portfolio securities.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, financials, and health care sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.
Class S Shares [Member] | Alger Capital Appreciation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Manager believes companies undergoing Positive Dynamic Change offer the best opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.The Portfolio may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, as defined by third party sources, including, but not limited to, the information technology, consumer discretionary, and communication services sectors. For the purpose of categorizing companies, sectors are a broader category than industries and industries comprise sectors.The Portfolio can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.The Portfolio can invest in foreign securities.The Portfolio may invest in cash (and cash equivalents) when the Portfolio is unable to find enough attractive long-term investments to meet its investment objective, to meet redemptions and/or when the Manager believes it is advisable to do so during times of short-term market volatility. During these times, cash (and cash equivalents) will not exceed 15% of the Portfolio’s net assets. The Portfolio is classified as diversified within the meaning of the Investment Company Act of 1940, as amended. The diversification of the Portfolio’s holdings is measured at the time the Portfolio purchases a security. Because of its long-term approach, the Portfolio could have a significant percentage of its assets invested in securities that have appreciated beyond their market capitalizations at the time of the Portfolio’s investment.